Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Summary of future contractual obligations
April 1 through December 31, 2018	$ 220,461	$ 239,765
2019	248,561	248,561
2020	227,377	227,377
2021	105,696	105,696
2022	100,000	100,000
Total	902,095	921,399
Research and Development [Member]
Summary of future contractual obligations
April 1 through December 31, 2018	75,000	100,000
2019	100,000	100,000
2020	100,000	100,000
2021	100,000	100,000
2022	100,000	100,000
Total	475,000	500,000
Property and Other Leases [Member]
Summary of future contractual obligations
April 1 through December 31, 2018	145,461	139,765
2019	148,561	148,561
2020	127,377	127,377
2021	5,696	5,696
2022
Total	$ 427,095	$ 421,399